John Hancock Financial Services

197 Clarendon Street, C-1
Boston, Massachusetts 02116
(617) 572-9197
Fax: (617) 572-9161
E-mail: jchoodlet@jhancock.com

James C. Hoodlet

Vice President and Counsel

US Insurance Law

VIA EDGAR

May 5, 2009

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Room

RE John Hancock Life Insurance Company Registration Statements Filed On Form N -6

John Hancock Variable Life Account UV (Annual Premium Variable Life)	# 33-63900
John Hancock Variable Life Account UV (Flex V1)	# 33-63842
John Hancock Variable Life Account UV (Flex V2)	# 33-75608
John Hancock Variable Life Account UV (Medallion Variable Life)	# 33-76662
John Hancock Variable Life Account UV (Variable Estate Protection)	# 33-64364
John Hancock Variable Life Account UV (Variable Estate Protection Plus)	# 333-73082
John Hancock Variable Life Account UV (Variable Estate Protection Edge, Performance Survivorship Variable Universal Life, Majestic Performance Survivorship Variable Universal Life)	# 333-73072
John Hancock Variable Life Account UV (Majestic Variable Universal Life 98)	# 333-42378
John Hancock Variable Life Account UV (Majestic Variable Estate Protection 98)	# 333-73444
John Hancock Variable Life Account UV (Medallion Executive Variable Life III)	# 333-63654
John Hancock Variable Life Account UV (Medallion Variable Universal Life Plus)	# 333-70734
John Hancock Variable Life Account UV (Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II)	# 333-70746
John Hancock Variable Life Account UV (Majestic Variable COLI)	# 333-91448
John Hancock Variable Life Account UV (Performance Executive Variable Life)	# 333-111383

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ James C. Hoodlet
James C. Hoodlet
Vice President and Counsel